THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H
American Legacy® III View

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Assurance B Share,
Lincoln ChoicePlusSM Assurance B Class
Lincoln ChoicePlusSM Assurance L Share

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III View

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Assurance B Share, Lincoln ChoicePlusSM Assurance B Class
Lincoln ChoicePlusSM Assurance L Share

Supplement dated June 3, 2011 to the prospectus dated May 1, 2011

This supplement outlines a correction to the prospectus for your individual variable annuity. It is for informational purposes and requires no action on your part.

Charges and Other Deductions – Surrender Charges – The method for calculating the surrender charge on withdrawals was incorrectly stated in your prospectus. Consequently, the following section replaces the same section under Charges and Other Deductions – Surrender Charges in your prospectus:

For American Legacy® III View and ChoicePlusSM Assurance L Share:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
·	from purchase payments (on a FIFO basis) until exhausted; then
·	from earnings until exhausted.
3.	On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
·	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
·	from earnings and persistency credits until exhausted; then
·	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

For Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Assurance B Share, Lincoln ChoicePlusSM Assurance B Class:

For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
·	from purchase payments (on a FIFO basis) until exhausted; then
·	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
·	from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
·	from earnings until exhausted; then
·	from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

Please keep this supplement for future reference.